SCHEDULE OF CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Note One [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 112,500	$ 112,500
Convertible Note Two [Member]
Debt Instrument [Line Items]
Long term debt, gross	112,500	112,500
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt, gross	6,993,000	225,000
Less: Discounts	(1,819,477)	(83,897)
Total	5,173,523	141,103
Convertible Note Three [Member]
Debt Instrument [Line Items]
Long term debt, gross	3,300,000
Convertible Note Four [Member]
Debt Instrument [Line Items]
Long term debt, gross	382,500
Convertible Note Five [Member]
Debt Instrument [Line Items]
Long term debt, gross	420,750
Convertible Note Six [Member]
Debt Instrument [Line Items]
Long term debt, gross	1,020,000
Convertible Note Seven [Member]
Debt Instrument [Line Items]
Long term debt, gross	497,250
Convertible Note Eight [Member]
Debt Instrument [Line Items]
Long term debt, gross	76,500
Convertible Note Nine [Member]
Debt Instrument [Line Items]
Long term debt, gross	153,000
Convertible Note Ten [Member]
Debt Instrument [Line Items]
Long term debt, gross	382,500
Convertible Note Eleven [Member]
Debt Instrument [Line Items]
Long term debt, gross	382,500
Convertible Note Twelve [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 153,000